SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares upon exercise
Outstanding at beginning of year	1,652,060	1,252,031
Granted	869,250	1,001,000
Vested	(570,000)	(401,904)
Forfeited	(188,293)	(199,067)
Unvested at end of year	1,763,017	1,652,060
Weighted average share price
Outstanding at beginning of year	$ 6.53	$ 5.45
Granted	10.96	7.53
Vested	10.69	7.53
Forfeited	10.01	7.61
Unvested at end of year	$ 8.63	$ 6.53